Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025		Sep. 30, 2024	Sep. 30, 2023
Statement of Comprehensive Income [Abstract]
Net income		$ 567,769	[1]	$ 496,321	$ 542,962
Other comprehensive income, net of tax:
Net change in fair value of cash flow hedges	[2]	21,225		37,714	11,903
Net change in fair value of available-for-sale securities	[3]	5,238		10,965	6,594
Net actuarial gain on defined benefit plan	[4]	582		183	707
Other comprehensive income, net of tax		27,045		48,862	19,204
Comprehensive income		594,814		545,183	562,166
Comprehensive income attributable to noncontrolling interests		3,065		3,124	2,253
Comprehensive income attributable to Amdocs Limited		$ 591,749		$ 542,059	$ 559,913

[1]	or further details see Note 22 "Segment Information and Revenue from Significant Customers".
[2]	Net of tax of $2,099, $2,211 and $362 for the fiscal years ended September 30, 2025, 2024 and 2023, respectively, please see Note 7.
[3]	No tax impact for the fiscal years ended September 30, 2025, 2024 and 2023.
[4]	Net of immaterial tax in fiscal years 2025, 2024 and 2023.